Securities - Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Cost [Abstract]
Due in one year or less, Amortized Cost	$ 16,056	$ 45,610
Due after one year through five years, Amortized Cost	259,923	190,239
Due after five years through 10 years, Amortized Cost	190,727	221,356
Over 10 years, Amortized Cost	53,788	40,846
Amortized cost	520,494	498,051
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount
Due in one year or less, Amortized Cost	0	0
Due after one year through five years, Amortized Cost	9,999	0
Due after five years through 10 years, Amortized Cost	74,478	86,927
Over 10 years, Amortized Cost	0	0
Subtotal, Amortized Cost	84,477	86,927
Mortgage-backed securities, Amortized Cost	58,876	63,366
Amortized Cost	143,353	150,293	58,943
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity
Due in one year or less, Fair Value	16,156	45,738
Due after one year through five years, Fair Value	260,588	189,238
Due after five years through 10 years, Fair Value	188,516	211,724
Over 10 years, Fair Value	53,354	37,511
Fair Value	518,614	484,211	600,300
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity
Due in one year or less, Fair Value	0	0
Due after on year through five years, Fair Value	9,802	0
Due after five years through 10 years, Fair Value	71,754	80,956
Over 10 years, Fair Value	0	0
Subtotal, Fair Value	81,556	80,956
Mortgage-backed securities, Fair Value	57,904	60,686
Total held to maturity securities, Fair Value	$ 139,460	$ 141,642	$ 58,939